3. Loans, Allowance for Loan Losses (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses
Beginning balance	$ 11,082	$ 13,501	$ 14,423
Charge-offs	(1,844)	(2,637)	(4,372)
Recoveries	368	917	866
Provision	(17)	(699)	2,584
Ending balance	9,589	11,082	13,501
Ending balance: individually evaluated for impairments	1,382	1,497	1,478
Ending balance: collectively evaluated for impairments	8,207	9,585	12,023
Ending balance	9,589	11,082	13,501
Loans
Ending balance	689,091	651,891	620,960
Ending balance: individually evaluated for impairment	24,914	28,166	33,666
Ending balance: collectively evaluated for impairment	664,177	623,725	587,294
Construction and land development
Allowance for loan losses
Beginning balance	2,785	3,218	4,399
Charge-offs	(198)	(884)	(777)
Recoveries	45	428	377
Provision	(447)	23	(781)
Ending balance	2,185	2,785	3,218
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	2,185	2,785	3,218
Ending balance	2,185	2,785	3,218
Loans
Ending balance	65,791	57,617	63,742
Ending balance: individually evaluated for impairment	216	3,639	6,293
Ending balance: collectively evaluated for impairment	65,575	53,978	57,449
Single-family residential
Allowance for loan losses
Beginning balance	2,566	3,123	3,231
Charge-offs	(618)	(309)	(1,724)
Recoveries	34	72	111
Provision	552	(320)	1,505
Ending balance	2,534	2,566	3,123
Ending balance: individually evaluated for impairments	96	82	39
Ending balance: collectively evaluated for impairments	2,438	2,484	3,084
Ending balance	2,534	2,566	3,123
Loans
Ending balance	220,690	206,417	195,975
Ending balance: individually evaluated for impairment	2,636	2,298	3,127
Ending balance: collectively evaluated for impairment	218,054	204,119	192,848
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	1,610	1,863	1,998
Charge-offs	(117)	(190)	(272)
Recoveries	22	16	141
Provision	(55)	(79)	(4)
Ending balance	1,460	1,610	1,863
Ending balance: individually evaluated for impairments	1,115	1,155	1,268
Ending balance: collectively evaluated for impairments	345	455	595
Ending balance	1,460	1,610	1,863
Loans
Ending balance	43,733	47,015	49,463
Ending balance: individually evaluated for impairment	17,850	18,884	19,958
Ending balance: collectively evaluated for impairment	25,883	28,131	29,505
Commercial
Allowance for loan losses
Beginning balance	1,902	2,219	2,049
Charge-offs	(329)	(290)	(445)
Recoveries	21	171	50
Provision	323	(198)	565
Ending balance	1,917	1,902	2,219
Ending balance: individually evaluated for impairments	171	260	171
Ending balance: collectively evaluated for impairments	1,746	1,642	2,048
Ending balance	1,917	1,902	2,219
Loans
Ending balance	228,526	228,558	209,287
Ending balance: individually evaluated for impairment	4,212	3,345	3,767
Ending balance: collectively evaluated for impairment	224,314	225,213	205,520
Multifamily and Farmland
Allowance for loan losses
Beginning balance	7	37	28
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(7)	(30)	9
Ending balance	0	7	37
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	7	37
Ending balance	0	7	37
Loans
Ending balance	18,080	12,400	11,801
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	18,080	12,400	11,801
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	1,098	1,069	1,088
Charge-offs	(37)	(430)	(502)
Recoveries	101	54	44
Provision	(320)	405	439
Ending balance	842	1,098	1,069
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	842	1,098	1,069
Ending balance	842	1,098	1,069
Loans
Ending balance	91,010	76,262	68,047
Ending balance: individually evaluated for impairment	0	0	256
Ending balance: collectively evaluated for impairment	91,010	76,262	67,791
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	3	7	19
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	3	7	19
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	233	245	245
Charge-offs	(545)	(534)	(652)
Recoveries	145	176	143
Provision	339	346	509
Ending balance	172	233	245
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	172	233	245
Ending balance	172	233	245
Loans
Ending balance	21,258	23,615	22,626
Ending balance: individually evaluated for impairment	0	0	265
Ending balance: collectively evaluated for impairment	21,258	23,615	22,361
Unallocated
Allowance for loan losses
Beginning balance	881	1,727	1,385
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(402)	(846)	342
Ending balance	479	881	1,727
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	479	881	1,727
Ending balance	479	881	1,727
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0